PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks — 99.2%
Aerospace & Defense — 1.3%
AAR Corp.*	34,181	$2,046,417
AeroVironment, Inc.*	28,823	4,417,989
Kaman Corp.	29,423	1,349,633
Mercury Systems, Inc.*	53,650	1,582,675
Moog, Inc. (Class A Stock)	29,614	4,727,875
National Presto Industries, Inc.	5,457	457,297
Triumph Group, Inc.*(a)	80,151	1,205,471
		15,787,357
Air Freight & Logistics — 0.3%
Forward Air Corp.	31,701	986,218
Hub Group, Inc. (Class A Stock)	64,230	2,776,021
		3,762,239
Automobile Components — 1.4%
American Axle & Manufacturing Holdings, Inc.*	122,100	898,656
Dana, Inc.	134,000	1,701,800
Dorman Products, Inc.*	29,171	2,811,793
Gentherm, Inc.*	33,669	1,938,661
LCI Industries(a)	26,078	3,209,158
Patrick Industries, Inc.(a)	21,427	2,559,884
Phinia, Inc.	48,000	1,844,640
Standard Motor Products, Inc.	19,473	653,319
XPEL, Inc.*(a)	22,152	1,196,651
		16,814,562
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	30,096	2,227,104
Banks — 8.5%
Ameris Bancorp	66,602	3,222,205
Atlantic Union Bankshares Corp.(a)	77,268	2,728,333
Axos Financial, Inc.*	52,130	2,817,105
Banc of California, Inc.(a)	142,750	2,171,228
BancFirst Corp.	14,777	1,300,819
Bancorp, Inc. (The)*	55,176	1,846,189
Bank of Hawaii Corp.(a)	40,900	2,551,751
BankUnited, Inc.	76,587	2,144,436
Banner Corp.(a)	35,187	1,688,976
Berkshire Hills Bancorp, Inc.	44,723	1,025,051
Brookline Bancorp, Inc.	92,661	922,904
Capitol Federal Financial, Inc.(a)	128,181	763,959
Cathay General Bancorp	74,800	2,829,684
Central Pacific Financial Corp.	28,184	556,634
City Holding Co.(a)	15,168	1,580,809
Community Bank System, Inc.	54,886	2,636,175
Customers Bancorp, Inc.*	29,046	1,541,181
CVB Financial Corp.(a)	136,323	2,432,002
Dime Community Bancshares, Inc.	36,890	710,501
Eagle Bancorp, Inc.	31,185	732,536
FB Financial Corp.	36,605	1,378,544
First Bancorp	42,862	1,548,175
First BanCorp. (Puerto Rico)	173,461	3,042,506
First Commonwealth Financial Corp.	104,882	1,459,957
First Financial Bancorp	97,974	2,196,577
First Hawaiian, Inc.	131,432	2,886,247
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Fulton Financial Corp.(a)	168,700	$2,680,643
Hanmi Financial Corp.	32,002	509,472
Heritage Financial Corp.	36,886	715,220
Hilltop Holdings, Inc.	47,509	1,487,982
Hope Bancorp, Inc.	125,245	1,441,570
Independent Bank Corp.	44,135	2,295,903
Independent Bank Group, Inc.	36,864	1,682,842
Lakeland Financial Corp.(a)	26,078	1,729,493
National Bank Holdings Corp. (Class A Stock)	39,369	1,420,040
NBT Bancorp, Inc.	48,317	1,772,268
Northfield Bancorp, Inc.	41,808	406,374
Northwest Bancshares, Inc.	132,573	1,544,475
OFG Bancorp (Puerto Rico)	48,306	1,778,144
Pacific Premier Bancorp, Inc.	98,775	2,370,600
Park National Corp.	14,755	2,004,467
Pathward Financial, Inc.	26,253	1,325,251
Preferred Bank(a)	12,998	997,856
Provident Financial Services, Inc.(a)	78,759	1,147,519
Renasant Corp.	57,845	1,811,705
S&T Bancorp, Inc.	39,879	1,279,318
Seacoast Banking Corp. of Florida	86,857	2,205,299
ServisFirst Bancshares, Inc.(a)	50,421	3,345,938
Simmons First National Corp. (Class A Stock)	128,949	2,509,348
Southside Bancshares, Inc.(a)	29,893	873,772
Stellar Bancorp, Inc.	48,892	1,191,009
Tompkins Financial Corp.	13,163	661,967
Triumph Financial, Inc.*	22,195	1,760,507
TrustCo Bank Corp.	19,830	558,413
Trustmark Corp.	62,683	1,762,019
United Community Banks, Inc.	122,558	3,225,727
Veritex Holdings, Inc.	56,660	1,160,963
WaFd, Inc.	69,941	2,030,387
Westamerica BanCorp	27,755	1,356,664
WSFS Financial Corp.	62,360	2,814,930
		104,572,569
Beverages — 0.2%
MGP Ingredients, Inc.(a)	15,973	1,375,755
National Beverage Corp.*	24,303	1,153,420
		2,529,175
Biotechnology — 1.5%
Alkermes PLC*(a)	171,900	4,653,333
Arcus Biosciences, Inc.*	56,223	1,061,490
Catalyst Pharmaceuticals, Inc.*	115,519	1,841,373
Dynavax Technologies Corp.*(a)	134,810	1,672,992
Ironwood Pharmaceuticals, Inc.*(a)	143,277	1,247,943
Myriad Genetics, Inc.*(a)	91,194	1,944,256
REGENXBIO, Inc.*	42,218	889,533
Vericel Corp.*	49,136	2,556,055
Vir Biotechnology, Inc.*(a)	89,767	909,340
Xencor, Inc.*	63,505	1,405,365
		18,181,680
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail — 0.3%
Kohl’s Corp.(a)	114,000	$3,323,100
Building Products — 2.6%
AAON, Inc.(a)	69,460	6,119,426
American Woodmark Corp.*	16,470	1,674,340
Apogee Enterprises, Inc.	22,595	1,337,624
Armstrong World Industries, Inc.	45,510	5,653,252
AZZ, Inc.	25,811	1,995,448
Gibraltar Industries, Inc.*	31,333	2,523,247
Griffon Corp.	39,355	2,886,296
Hayward Holdings, Inc.*(a)	129,700	1,985,707
Insteel Industries, Inc.	20,293	775,599
Masterbrand, Inc.*	130,537	2,446,263
Quanex Building Products Corp.	34,377	1,321,108
Resideo Technologies, Inc.*	150,457	3,373,246
		32,091,556
Capital Markets — 1.9%
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	70,650	3,233,651
B. Riley Financial, Inc.(a)	17,661	373,883
BGC Group, Inc. (Class A Stock)	398,400	3,095,568
Brightsphere Investment Group, Inc.	33,731	770,416
Donnelley Financial Solutions, Inc.*	25,386	1,574,186
Moelis & Co. (Class A Stock)(a)	68,650	3,897,260
Piper Sandler Cos.	15,692	3,114,705
PJT Partners, Inc. (Class A Stock)(a)	22,960	2,164,210
StoneX Group, Inc.*	27,950	1,963,767
Virtus Investment Partners, Inc.	6,923	1,716,766
WisdomTree, Inc.(a)	115,148	1,058,210
		22,962,622
Chemicals — 2.4%
AdvanSix, Inc.	28,093	803,460
Balchem Corp.	33,205	5,145,115
Hawkins, Inc.	19,734	1,515,571
HB Fuller Co.	55,828	4,451,725
Ingevity Corp.*	34,550	1,648,035
Innospec, Inc.	25,609	3,302,025
Koppers Holdings, Inc.	21,219	1,170,652
Mativ Holdings, Inc.	56,495	1,059,281
Minerals Technologies, Inc.	33,521	2,523,461
Quaker Chemical Corp.(a)	14,265	2,927,891
Sensient Technologies Corp.	43,500	3,009,765
Stepan Co.	21,829	1,965,483
		29,522,464
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	64,712	2,887,449
Brady Corp. (Class A Stock)	46,130	2,734,586
CoreCivic, Inc.*	117,073	1,827,510
Deluxe Corp.(a)	45,534	937,545
Enviri Corp.*	83,276	761,975
GEO Group, Inc. (The)*(a)	127,267	1,797,010
Healthcare Services Group, Inc.*	77,039	961,447
HNI Corp.	47,947	2,163,848
Interface, Inc.(a)	60,600	1,019,292
Liquidity Services, Inc.*	23,341	434,143
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Matthews International Corp. (Class A Stock)	31,757	$987,008
MillerKnoll, Inc.	74,967	1,856,183
OPENLANE, Inc.*	111,387	1,926,995
Pitney Bowes, Inc.(a)	160,025	692,908
UniFirst Corp.	15,563	2,699,091
Vestis Corp.	136,350	2,627,465
Viad Corp.*	21,816	861,514
		27,175,969
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.	73,860	401,799
Calix, Inc.*	60,350	2,001,206
Digi International, Inc.*(a)	37,498	1,197,311
Extreme Networks, Inc.*	132,578	1,529,950
Harmonic, Inc.*	117,008	1,572,588
NetScout Systems, Inc.*	73,037	1,595,128
Viasat, Inc.*(a)	77,915	1,409,482
Viavi Solutions, Inc.*	229,237	2,083,764
		11,791,228
Construction & Engineering — 1.2%
Arcosa, Inc.	50,213	4,311,288
Dycom Industries, Inc.*	30,218	4,337,190
Granite Construction, Inc.(a)	45,224	2,583,647
MYR Group, Inc.*	17,210	3,041,867
		14,273,992
Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	50,730	1,889,185
Encore Capital Group, Inc.*	24,033	1,096,145
Enova International, Inc.*	29,953	1,881,947
EZCORP, Inc. (Class A Stock)*(a)	54,332	615,582
Green Dot Corp. (Class A Stock)*	48,136	449,109
Navient Corp.(a)	84,550	1,471,170
PRA Group, Inc.*	40,893	1,066,489
PROG Holdings, Inc.	45,879	1,580,073
World Acceptance Corp.*(a)	3,544	513,809
		10,563,509
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)(a)	32,428	1,860,394
Chefs’ Warehouse, Inc. (The)*(a)	36,227	1,364,309
PriceSmart, Inc.	25,749	2,162,916
SpartanNash Co.	36,090	729,379
United Natural Foods, Inc.*	61,936	711,645
		6,828,643
Containers & Packaging — 0.7%
Myers Industries, Inc.	38,372	889,079
O-I Glass, Inc.*	159,375	2,644,031
Sealed Air Corp.(a)	148,750	5,533,500
		9,066,610
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.*	40,340	2,073,476
Frontdoor, Inc.*	82,002	2,671,625

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Mister Car Wash, Inc.*(a)	95,006	$736,297
Perdoceo Education Corp.	68,506	1,202,965
Strategic Education, Inc.(a)	22,405	2,332,809
Stride, Inc.*(a)	40,950	2,581,897
		11,599,069
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	75,655	1,246,038
American Assets Trust, Inc.	50,652	1,109,785
Armada Hoffler Properties, Inc.	70,304	731,162
Essential Properties Realty Trust, Inc.	162,735	4,338,515
Global Net Lease, Inc.(a)	201,410	1,564,956
		8,990,456
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	11,074	348,886
Cogent Communications Holdings, Inc.	43,296	2,828,528
Consolidated Communications Holdings, Inc.*(a)	77,740	335,837
Lumen Technologies, Inc.*(a)	1,052,368	1,641,694
Shenandoah Telecommunications Co.	52,388	909,979
		6,064,924
Electric Utilities — 0.5%
MGE Energy, Inc.(a)	37,250	2,932,320
Otter Tail Corp.(a)	42,949	3,710,794
		6,643,114
Electrical Equipment — 0.8%
Encore Wire Corp.(a)	16,246	4,269,124
Powell Industries, Inc.	9,520	1,354,696
SunPower Corp.*(a)	91,850	275,550
Sunrun, Inc.*	213,500	2,813,930
Vicor Corp.*	23,500	898,640
		9,611,940
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc.	38,356	3,911,545
Arlo Technologies, Inc.*	98,688	1,248,403
Badger Meter, Inc.	30,223	4,890,384
Benchmark Electronics, Inc.	37,215	1,116,822
CTS Corp.(a)	32,476	1,519,552
ePlus, Inc.*(a)	27,404	2,152,310
Fabrinet (Thailand)*	37,401	7,069,537
Insight Enterprises, Inc.*(a)	28,521	5,291,216
Itron, Inc.*(a)	46,860	4,335,487
Knowles Corp.*	91,749	1,477,159
Methode Electronics, Inc.	37,548	457,335
OSI Systems, Inc.*	16,142	2,305,400
PC Connection, Inc.	11,462	755,690
Plexus Corp.*	28,352	2,688,337
Rogers Corp.*	17,255	2,047,996
Sanmina Corp.*	57,438	3,571,495
ScanSource, Inc.*	26,031	1,146,405
TTM Technologies, Inc.*	106,642	1,668,947
		47,654,020
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — 1.9%
Archrock, Inc.(a)	141,427	$2,781,869
Bristow Group, Inc.*	25,050	681,360
Core Laboratories, Inc.(a)	48,698	831,762
Dril-Quip, Inc.*(a)	35,618	802,473
Helix Energy Solutions Group, Inc.*	147,775	1,601,881
Helmerich & Payne, Inc.(a)	101,786	4,281,119
Liberty Energy, Inc.(a)	156,200	3,236,464
Nabors Industries Ltd.*	8,994	774,653
Oceaneering International, Inc.*(a)	103,748	2,427,703
Patterson-UTI Energy, Inc.	330,973	3,951,818
ProPetro Holding Corp.*	89,695	724,736
RPC, Inc.(a)	88,717	686,670
U.S. Silica Holdings, Inc.*	80,455	998,446
		23,780,954
Entertainment — 0.4%
Cinemark Holdings, Inc.*	109,271	1,963,600
Madison Square Garden Sports Corp.*(a)	17,250	3,182,970
Marcus Corp. (The)	26,259	374,453
		5,521,023
Financial Services — 2.2%
EVERTEC, Inc. (Puerto Rico)(a)	66,532	2,654,627
Jackson Financial, Inc. (Class A Stock)	72,880	4,820,283
Mr. Cooper Group, Inc.*	66,511	5,184,533
NCR Atleos Corp.*	69,750	1,377,563
NMI Holdings, Inc. (Class A Stock)*	83,507	2,700,616
Payoneer Global, Inc.*	271,718	1,320,550
Radian Group, Inc.(a)	157,769	5,280,528
Walker & Dunlop, Inc.(a)	34,455	3,482,022
		26,820,722
Food Products — 1.3%
B&G Foods, Inc.(a)	82,007	938,160
Calavo Growers, Inc.	18,507	514,680
Cal-Maine Foods, Inc.(a)	41,827	2,461,519
Fresh Del Monte Produce, Inc.	35,126	910,115
Hain Celestial Group, Inc. (The)*	93,534	735,177
J & J Snack Foods Corp.	16,092	2,326,259
John B. Sanfilippo & Son, Inc.(a)	9,358	991,199
Simply Good Foods Co. (The)*	93,555	3,183,677
Tootsie Roll Industries, Inc.	18,774	601,325
TreeHouse Foods, Inc.*	51,778	2,016,753
WK Kellogg Co.	68,750	1,292,500
		15,971,364
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	22,897	2,456,848
Northwest Natural Holding Co.	37,850	1,408,777
		3,865,625
Ground Transportation — 0.6%
ArcBest Corp.	24,366	3,472,155
Heartland Express, Inc.(a)	47,784	570,541
Marten Transport Ltd.	60,216	1,112,792

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
RXO, Inc.*	120,519	$2,635,750
		7,791,238
Health Care Equipment & Supplies — 2.7%
Artivion, Inc.*	40,634	859,815
Avanos Medical, Inc.*	48,798	971,568
CONMED Corp.	31,655	2,534,932
Embecta Corp.	59,762	793,042
Glaukos Corp.*	50,264	4,739,393
ICU Medical, Inc.*	20,850	2,237,622
Inari Medical, Inc.*	50,200	2,408,596
Integer Holdings Corp.*(a)	34,323	4,004,808
LeMaitre Vascular, Inc.	20,233	1,342,662
Merit Medical Systems, Inc.*	59,470	4,504,852
Omnicell, Inc.*	46,650	1,363,580
OraSure Technologies, Inc.*	77,673	477,689
STAAR Surgical Co.*(a)	50,200	1,921,656
Tandem Diabetes Care, Inc.*(a)	67,094	2,375,799
UFP Technologies, Inc.*	7,210	1,818,362
Varex Imaging Corp.*	42,282	765,304
		33,119,680
Health Care Providers & Services — 3.3%
AdaptHealth Corp.*	85,365	982,551
Addus HomeCare Corp.*	16,441	1,699,013
Agiliti, Inc.*	36,569	370,078
AMN Healthcare Services, Inc.*	38,903	2,431,827
Astrana Health, Inc.*(a)	43,315	1,818,797
CorVel Corp.*	9,328	2,452,891
Cross Country Healthcare, Inc.*	34,906	653,440
Enhabit, Inc.*	52,279	609,050
Ensign Group, Inc. (The)(a)	57,895	7,203,297
Fulgent Genetics, Inc.*(a)	21,282	461,819
ModivCare, Inc.*	12,879	302,013
National HealthCare Corp.(a)	13,760	1,300,458
NeoGenomics, Inc.*(a)	131,155	2,061,757
Owens & Minor, Inc.*	78,744	2,181,996
Patterson Cos., Inc.	84,950	2,348,867
Pediatrix Medical Group, Inc.*	86,382	866,411
Premier, Inc. (Class A Stock)	123,400	2,727,140
Privia Health Group, Inc.*(a)	105,800	2,072,622
RadNet, Inc.*	66,932	3,256,911
Select Medical Holdings Corp.	108,287	3,264,853
U.S. Physical Therapy, Inc.(a)	15,434	1,742,036
		40,807,827
Health Care REITs — 0.7%
CareTrust REIT, Inc.	131,385	3,201,852
Community Healthcare Trust, Inc.	24,943	662,237
LTC Properties, Inc.	43,158	1,403,067
Medical Properties Trust, Inc.(a)	617,000	2,899,900
Universal Health Realty Income Trust	13,250	486,407
		8,653,463
Health Care Technology — 0.4%
Certara, Inc.*(a)	110,295	1,972,074
HealthStream, Inc.	24,921	664,394
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Schrodinger, Inc.*(a)	56,250	$1,518,750
Simulations Plus, Inc.(a)	16,631	684,366
		4,839,584
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.(a)	219,150	3,589,677
Chatham Lodging Trust	50,951	515,115
DiamondRock Hospitality Co.(a)	215,904	2,074,837
Pebblebrook Hotel Trust(a)	124,031	1,911,318
Service Properties Trust	172,890	1,172,194
Summit Hotel Properties, Inc.	112,199	730,415
Sunstone Hotel Investors, Inc.	214,292	2,387,213
Xenia Hotels & Resorts, Inc.	108,355	1,626,409
		14,007,178
Hotels, Restaurants & Leisure — 2.0%
BJ’s Restaurants, Inc.*	24,225	876,460
Bloomin’ Brands, Inc.(a)	89,418	2,564,508
Brinker International, Inc.*	45,454	2,258,155
Cheesecake Factory, Inc. (The)(a)	47,935	1,732,850
Chuy’s Holdings, Inc.*	17,716	597,561
Cracker Barrel Old Country Store, Inc.(a)	22,716	1,652,135
Dave & Buster’s Entertainment, Inc.*(a)	33,099	2,071,997
Dine Brands Global, Inc.	15,727	730,991
Golden Entertainment, Inc.	22,346	823,003
Jack in the Box, Inc.(a)	20,100	1,376,448
Monarch Casino & Resort, Inc.	13,889	1,041,536
Papa John’s International, Inc.(a)	33,700	2,244,420
Sabre Corp.*(a)	395,806	957,851
Shake Shack, Inc. (Class A Stock)*(a)	38,619	4,017,535
Six Flags Entertainment Corp.*	74,921	1,971,921
		24,917,371
Household Durables — 3.6%
Cavco Industries, Inc.*(a)	7,990	3,188,489
Century Communities, Inc.	29,091	2,807,282
Ethan Allen Interiors, Inc.	23,823	823,561
Green Brick Partners, Inc.*	25,984	1,565,016
Installed Building Products, Inc.(a)	24,143	6,246,518
La-Z-Boy, Inc.	44,067	1,657,801
LGI Homes, Inc.*(a)	21,110	2,456,571
M/I Homes, Inc.*	28,683	3,909,206
MDC Holdings, Inc.	62,281	3,918,098
Meritage Homes Corp.	37,538	6,586,417
Newell Brands, Inc.	392,500	3,151,775
Sonos, Inc.*	127,543	2,430,970
Tri Pointe Homes, Inc.*	99,955	3,864,260
Worthington Enterprises, Inc.(a)	31,300	1,947,799
		44,553,763
Household Products — 0.7%
Central Garden & Pet Co.*(a)	9,916	424,702
Central Garden & Pet Co. (Class A Stock)*	55,752	2,058,364
Energizer Holdings, Inc.(a)	69,350	2,041,664

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
WD-40 Co.(a)	13,966	$3,537,728
		8,062,458
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class A Stock)	35,100	755,001
Clearway Energy, Inc. (Class C Stock)(a)	84,650	1,951,182
		2,706,183
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	28,872	2,989,407
LXP Industrial Trust	301,437	2,718,962
		5,708,369
Insurance — 2.8%
Ambac Financial Group, Inc.*	47,740	746,176
American Equity Investment Life Holding Co.*	65,092	3,659,472
AMERISAFE, Inc.	19,997	1,003,250
Assured Guaranty Ltd.	55,965	4,882,946
Employers Holdings, Inc.	26,810	1,216,906
Genworth Financial, Inc. (Class A Stock)*	464,563	2,987,140
Goosehead Insurance, Inc. (Class A Stock)*(a)	25,150	1,675,493
HCI Group, Inc.(a)	7,014	814,185
Horace Mann Educators Corp.	42,561	1,574,331
Lincoln National Corp.	174,750	5,579,768
Mercury General Corp.	27,185	1,402,746
Palomar Holdings, Inc.*	25,439	2,132,551
ProAssurance Corp.	53,844	692,434
Safety Insurance Group, Inc.	15,134	1,243,863
SiriusPoint Ltd. (Bermuda)*	94,643	1,202,913
Stewart Information Services Corp.	28,076	1,826,625
Trupanion, Inc.*(a)	37,265	1,028,887
United Fire Group, Inc.	22,098	481,073
		34,150,759
Interactive Media & Services — 0.9%
Cargurus, Inc.*	88,150	2,034,502
Cars.com, Inc.*	64,250	1,103,815
QuinStreet, Inc.*	54,076	954,982
Shutterstock, Inc.(a)	24,441	1,119,642
TripAdvisor, Inc.*	111,350	3,094,417
Yelp, Inc.*	70,532	2,778,961
		11,086,319
IT Services — 0.5%
DXC Technology Co.*	188,350	3,994,903
Perficient, Inc.*(a)	35,779	2,014,000
		6,008,903
Leisure Products — 0.4%
Sturm Ruger & Co., Inc.	18,174	838,730
Topgolf Callaway Brands Corp.*	146,300	2,365,671
Vista Outdoor, Inc.*	59,763	1,959,031
		5,163,432
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.5%
BioLife Solutions, Inc.*	36,747	$681,657
Cytek Biosciences, Inc.*	103,207	692,519
Fortrea Holdings, Inc.*	91,450	3,670,803
Mesa Laboratories, Inc.	5,338	585,739
		5,630,718
Machinery — 5.0%
3D Systems Corp.*(a)	141,043	626,231
Alamo Group, Inc.	10,635	2,428,289
Albany International Corp. (Class A Stock)	32,119	3,003,448
Astec Industries, Inc.	23,715	1,036,583
Barnes Group, Inc.	52,123	1,936,369
Enerpac Tool Group Corp.	55,746	1,987,902
Enpro, Inc.	21,527	3,633,112
ESCO Technologies, Inc.	26,538	2,840,893
Federal Signal Corp.	62,753	5,325,847
Franklin Electric Co., Inc.	40,855	4,363,722
Greenbrier Cos., Inc. (The)	31,831	1,658,395
Hillenbrand, Inc.	72,259	3,633,905
John Bean Technologies Corp.(a)	32,790	3,439,343
Kennametal, Inc.	81,655	2,036,476
Lindsay Corp.	11,482	1,350,972
Mueller Industries, Inc.	116,900	6,304,417
Proto Labs, Inc.*	26,904	961,818
SPX Technologies, Inc.*(a)	47,020	5,789,573
Standex International Corp.	12,221	2,226,911
Tennant Co.	19,235	2,339,168
Titan International, Inc.*	53,476	666,311
Trinity Industries, Inc.(a)	84,303	2,347,839
Wabash National Corp.(a)	46,735	1,399,246
		61,336,770
Marine Transportation — 0.3%
Matson, Inc.	35,978	4,043,927
Media — 0.5%
AMC Networks, Inc. (Class A Stock)*(a)	32,211	390,719
EchoStar Corp. (Class A Stock)*	124,050	1,767,713
EW Scripps Co. (The) (Class A Stock)*(a)	61,379	241,219
John Wiley & Sons, Inc. (Class A Stock)	43,400	1,654,842
Scholastic Corp.	27,019	1,018,887
TechTarget, Inc.*(a)	27,065	895,310
Thryv Holdings, Inc.*	32,575	724,142
		6,692,832
Metals & Mining — 2.5%
Alpha Metallurgical Resources, Inc.(a)	12,170	4,030,339
Arch Resources, Inc.(a)	18,920	3,042,147
ATI, Inc.*	131,406	6,724,045
Carpenter Technology Corp.	50,862	3,632,564
Century Aluminum Co.*	53,968	830,568
Compass Minerals International, Inc.	35,168	553,544
Haynes International, Inc.	13,269	797,732
Kaiser Aluminum Corp.	16,261	1,453,083

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Materion Corp.(a)	21,258	$2,800,741
Metallus, Inc.*	40,033	890,734
Olympic Steel, Inc.	10,195	722,622
SunCoke Energy, Inc.	87,326	984,164
Warrior Met Coal, Inc.	53,556	3,250,849
Worthington Steel, Inc.(a)	30,900	1,107,765
		30,820,897
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
Apollo Commercial Real Estate Finance, Inc.(a)	135,646	1,511,096
Arbor Realty Trust, Inc.(a)	194,150	2,572,488
ARMOUR Residential REIT, Inc.(a)	50,446	997,317
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	177,450	3,533,030
Ellington Financial, Inc.(a)	81,880	967,003
Franklin BSP Realty Trust, Inc.	85,575	1,143,282
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	114,500	3,251,800
KKR Real Estate Finance Trust, Inc.(a)	60,708	610,722
New York Mortgage Trust, Inc.(a)	95,830	689,976
PennyMac Mortgage Investment Trust	90,506	1,328,628
Ready Capital Corp.(a)	165,183	1,508,121
Redwood Trust, Inc.	135,413	862,581
Two Harbors Investment Corp.	100,329	1,328,356
		20,304,400
Multi-Utilities — 0.3%
Avista Corp.(a)	79,654	2,789,483
Unitil Corp.	16,761	877,438
		3,666,921
Office REITs — 1.1%
Brandywine Realty Trust(a)	177,311	851,093
Douglas Emmett, Inc.(a)	171,750	2,382,172
Easterly Government Properties, Inc.(a)	98,118	1,129,338
Highwoods Properties, Inc.(a)	108,850	2,849,693
Hudson Pacific Properties, Inc.(a)	132,287	853,251
JBG SMITH Properties	90,811	1,457,517
SL Green Realty Corp.(a)	66,643	3,674,029
		13,197,093
Oil, Gas & Consumable Fuels — 2.9%
California Resources Corp.(a)	66,400	3,658,640
Comstock Resources, Inc.(a)	95,829	889,293
CONSOL Energy, Inc.	27,400	2,295,024
CVR Energy, Inc.(a)	30,380	1,083,351
Dorian LPG Ltd.(a)	35,562	1,367,714
Green Plains, Inc.*(a)	66,967	1,548,277
Magnolia Oil & Gas Corp. (Class A Stock)(a)	190,800	4,951,260
Northern Oil & Gas, Inc.(a)	94,004	3,730,079
Par Pacific Holdings, Inc.*	57,296	2,123,390
Peabody Energy Corp.	113,400	2,751,084
REX American Resources Corp.*	15,843	930,143
SM Energy Co.(a)	119,152	5,939,727
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Talos Energy, Inc.*	138,820	$1,933,763
Vital Energy, Inc.*(a)	25,331	1,330,891
World Kinect Corp.	61,970	1,639,106
		36,171,742
Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	16,909	739,431
Mercer International, Inc. (Germany)	46,871	466,366
Sylvamo Corp.	36,372	2,245,607
		3,451,404
Passenger Airlines — 1.0%
Alaska Air Group, Inc.*	129,850	5,582,251
Allegiant Travel Co.(a)	14,746	1,109,047
JetBlue Airways Corp.*(a)	343,300	2,547,286
SkyWest, Inc.*	42,136	2,910,755
Sun Country Airlines Holdings, Inc.*	41,171	621,270
		12,770,609
Personal Care Products — 0.5%
Edgewell Personal Care Co.	51,415	1,986,676
Inter Parfums, Inc.	18,447	2,591,988
Medifast, Inc.(a)	11,354	435,085
Nu Skin Enterprises, Inc. (Class A Stock)	52,231	722,355
USANA Health Sciences, Inc.*	11,213	543,830
		6,279,934
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.*(a)	38,358	1,684,300
ANI Pharmaceuticals, Inc.*	15,330	1,059,763
Collegium Pharmaceutical, Inc.*	34,019	1,320,618
Corcept Therapeutics, Inc.*(a)	94,092	2,370,177
Harmony Biosciences Holdings, Inc.*(a)	34,179	1,147,731
Innoviva, Inc.*(a)	58,806	896,203
Ligand Pharmaceuticals, Inc.*(a)	16,771	1,225,960
Organon & Co.(a)	263,300	4,950,040
Pacira BioSciences, Inc.*	47,668	1,392,859
Phibro Animal Health Corp. (Class A Stock)	21,950	283,814
Prestige Consumer Healthcare, Inc.*	51,130	3,709,993
Supernus Pharmaceuticals, Inc.*(a)	56,150	1,915,276
		21,956,734
Professional Services — 1.0%
CSG Systems International, Inc.	29,081	1,498,835
Heidrick & Struggles International, Inc.	20,956	705,379
Kelly Services, Inc. (Class A Stock)	33,334	834,683
Korn Ferry	54,082	3,556,432
NV5 Global, Inc.*(a)	12,960	1,270,210
Resources Connection, Inc.	33,392	439,439
TTEC Holdings, Inc.	20,261	210,106
Verra Mobility Corp.*(a)	171,313	4,277,686
		12,792,770

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.*	115,223	$712,078
Cushman & Wakefield PLC*	173,307	1,812,791
eXp World Holdings, Inc.(a)	80,200	828,466
Kennedy-Wilson Holdings, Inc.(a)	123,567	1,060,205
Marcus & Millichap, Inc.	24,830	848,441
St. Joe Co. (The)	36,637	2,123,847
		7,385,828
Residential REITs — 0.3%
Centerspace	15,693	896,698
Elme Communities	91,609	1,275,197
NexPoint Residential Trust, Inc.	23,795	765,961
Veris Residential, Inc.	83,679	1,272,758
		4,210,614
Retail REITs — 1.8%
Acadia Realty Trust(a)	99,426	1,691,236
Getty Realty Corp.	50,561	1,382,843
Macerich Co. (The)(a)	222,450	3,832,814
Phillips Edison & Co., Inc.(a)	125,650	4,507,066
Retail Opportunity Investments Corp.	129,839	1,664,536
Saul Centers, Inc.	13,628	524,542
SITE Centers Corp.	185,397	2,716,066
Tanger, Inc.(a)	110,898	3,274,818
Urban Edge Properties(a)	122,716	2,119,305
Whitestone REIT	49,137	616,669
		22,329,895
Semiconductors & Semiconductor Equipment — 2.8%
Alpha & Omega Semiconductor Ltd.*	23,445	516,728
Axcelis Technologies, Inc.*	33,660	3,753,763
CEVA, Inc.*	24,543	557,371
Cohu, Inc.*	48,802	1,626,571
Diodes, Inc.*	47,300	3,334,650
FormFactor, Inc.*	80,143	3,656,925
Ichor Holdings Ltd.*	30,651	1,183,742
Kulicke & Soffa Industries, Inc. (Singapore)	58,034	2,919,690
MaxLinear, Inc.*	77,405	1,445,151
PDF Solutions, Inc.*	31,918	1,074,679
Photronics, Inc.*	64,471	1,825,819
Semtech Corp.*(a)	66,946	1,840,346
SiTime Corp.*	18,000	1,678,140
SMART Global Holdings, Inc.*	53,580	1,410,226
SolarEdge Technologies, Inc.*(a)	58,500	4,152,329
Ultra Clean Holdings, Inc.*	46,150	2,120,131
Veeco Instruments, Inc.*	57,999	2,039,825
		35,136,086
Software — 3.8%
A10 Networks, Inc.	72,696	995,208
ACI Worldwide, Inc.*	111,950	3,717,859
Adeia, Inc.	111,759	1,220,408
Agilysys, Inc.*	20,743	1,747,805
Alarm.com Holdings, Inc.*(a)	51,489	3,731,408
BlackLine, Inc.*(a)	52,350	3,380,763
Box, Inc. (Class A Stock)*	147,900	4,188,528
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Cerence, Inc.*(a)	42,053	$662,335
DoubleVerify Holdings, Inc.*(a)	143,539	5,046,831
Envestnet, Inc.*(a)	51,200	2,964,992
InterDigital, Inc.(a)	26,475	2,818,529
LiveRamp Holdings, Inc.*	68,344	2,357,868
N-able, Inc.*	72,488	947,418
NCR Voyix Corp.*	138,300	1,746,729
Progress Software Corp.	45,412	2,420,914
Sprinklr, Inc. (Class A Stock)*	121,800	1,494,486
SPS Commerce, Inc.*	37,803	6,989,775
Xperi, Inc.*	45,334	546,728
		46,978,584
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.(a)	93,275	2,282,439
Outfront Media, Inc.	149,597	2,511,734
Safehold, Inc.(a)	46,683	961,670
Uniti Group, Inc.(a)	248,931	1,468,693
		7,224,536
Specialty Retail — 5.0%
Abercrombie & Fitch Co. (Class A Stock)*	51,922	6,507,384
Academy Sports & Outdoors, Inc.	76,360	5,157,354
Advance Auto Parts, Inc.	60,850	5,177,727
American Eagle Outfitters, Inc.(a)	191,229	4,931,796
Asbury Automotive Group, Inc.*(a)	21,196	4,997,593
Boot Barn Holdings, Inc.*(a)	31,207	2,969,346
Buckle, Inc. (The)(a)	30,077	1,211,201
Caleres, Inc.(a)	34,227	1,404,334
Designer Brands, Inc. (Class A Stock)(a)	43,977	480,669
Foot Locker, Inc.(a)	84,350	2,403,975
Group 1 Automotive, Inc.	13,679	3,997,414
Guess?, Inc.(a)	28,475	896,108
Haverty Furniture Cos., Inc.(a)	13,919	474,916
Hibbett, Inc.	12,115	930,553
Leslie’s, Inc.*	191,941	1,247,617
MarineMax, Inc.*(a)	21,009	698,759
Monro, Inc.(a)	30,755	970,013
National Vision Holdings, Inc.*(a)	80,508	1,784,057
ODP Corp. (The)*	34,187	1,813,620
Sally Beauty Holdings, Inc.*(a)	108,011	1,341,497
Shoe Carnival, Inc.(a)	18,799	688,795
Signet Jewelers Ltd.(a)	45,620	4,565,193
Sonic Automotive, Inc. (Class A Stock)(a)	15,486	881,773
Upbound Group, Inc.	46,399	1,633,709
Urban Outfitters, Inc.*	58,255	2,529,432
Victoria’s Secret & Co.*(a)	80,600	1,562,028
		61,256,863
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.*	45,102	556,559
Xerox Holdings Corp.(a)	116,350	2,082,665
		2,639,224

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd.*	42,406	$1,230,198
Hanesbrands, Inc.*(a)	360,356	2,090,065
Kontoor Brands, Inc.(a)	51,480	3,101,670
Movado Group, Inc.	16,678	465,817
Oxford Industries, Inc.(a)	15,120	1,699,488
Steven Madden Ltd.(a)	72,197	3,052,489
Wolverine World Wide, Inc.(a)	82,954	929,914
		12,569,641
Tobacco — 0.2%
Universal Corp.	25,190	1,302,827
Vector Group Ltd.	138,234	1,515,044
		2,817,871
Trading Companies & Distributors — 1.7%
Air Lease Corp.(a)	106,350	5,470,644
Boise Cascade Co.(a)	40,774	6,253,508
DNOW, Inc.*	110,883	1,685,422
DXP Enterprises, Inc.*	13,612	731,373
GMS, Inc.*	40,969	3,987,922
Rush Enterprises, Inc. (Class A Stock)(a)	63,450	3,395,844
		21,524,713
Water Utilities — 0.7%
American States Water Co.	38,052	2,748,876
California Water Service Group(a)	59,427	2,762,167
Middlesex Water Co.	18,557	974,243
SJW Group(a)	29,835	1,688,363
		8,173,649
Wireless Telecommunication Services — 0.2%
Gogo, Inc.*(a)	64,494	566,257
Telephone & Data Systems, Inc.	102,810	1,647,016
		2,213,273

Total Common Stocks (cost $843,107,487)		1,223,151,645
Unaffiliated Exchange-Traded Fund — 0.2%
iShares Core S&P Small-Cap ETF(a)	20,820	2,301,027
(cost $1,457,151)

Total Long-Term Investments (cost $844,564,638)		1,225,452,672
Short-Term Investments — 26.0%
Affiliated Mutual Funds — 25.9%
PGIM Core Ultra Short Bond Fund(wb)	3,149,176	3,149,176
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $316,279,330; includes $314,748,090 of cash collateral for securities on loan)(b)(wb)	316,678,483	316,520,144

Total Affiliated Mutual Funds (cost $319,428,506)		319,669,320

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
5.270%	06/20/24	600	$593,044
(cost $593,076)

Total Short-Term Investments (cost $320,021,582)			320,262,364

TOTAL INVESTMENTS—125.4% (cost $1,164,586,220)			1,545,715,036

Liabilities in excess of other assets(z) — (25.4)%			(313,488,378)

Net Assets — 100.0%			$1,232,226,658

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $310,724,708; cash collateral of $314,748,090 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A8

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
39	Russell 2000 E-Mini Index	Jun. 2024	$4,184,505	$72,628
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9